Subsequent events (Details Narrative) - SEK (kr) kr in Thousands	Aug. 15, 2026	Aug. 06, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Share issued			10,799,136
After reporting period [Member]
IfrsStatementLineItems [Line Items]
Earnout consideration amount		kr 373,476
Equipment financing facility	kr 25,000
Interest rate	14.00%
After reporting period [Member] | ADSs [member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Share issued		4,410,983
After reporting period [Member] | ADSs [member] | Common Shares [member] | Flipturn Inc [Member]
IfrsStatementLineItems [Line Items]
Additional share issued		3,717,546
Additional share issued value		kr 312,764
After reporting period [Member] | ADSs [member] | Common shares one [Member]
IfrsStatementLineItems [Line Items]
Share issued		4,354,617
Value of shares issued		kr 366,363
After reporting period [Member] | ADSs [member] | Common shares two [Member]
IfrsStatementLineItems [Line Items]
Share issued		56,366
Value of shares issued		kr 4,742
Other expense		kr 2,371